Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of comprehensive income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (7,640,065)	$ (6,267,334)	$ (5,505,559)
Share of profit in subsidiaries, net (Note a)	12,060,619	13,202,527	8,404,632
Other income	34,874	6,365	46,904
Other expenses		(124,986)	(7,739)
Income before income tax	4,455,428	6,816,572	2,938,238
Provision for income tax
Net income	4,455,428	6,816,572	2,938,238
Foreign currency translation (loss) gain	(1,780,331)	2,592,748	(549,015)
Comprehensive income	$ 2,675,097	$ 9,409,320	$ 2,389,223